Subsequent events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
22.          Subsequent events

The Company has evaluated subsequent events through the filing date of this Post-Effective Amendment to Registration Statement on Form S-1and has determined that there were no subsequent events to recognize or disclose in the consolidated financial statements.